Condensed Financial Statements of Parent Company (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Securities available for sale	$ 136,082	$ 134,492
Other assets	4,327	4,585
Total Assets	514,575	508,913
Liabilities
Other liabilities	2,465	4,216
Total liabilities	453,017	448,407
Total shareholders' equity	61,558	60,506	57,904	54,313
Total liabilities and shareholders' equity	514,575	508,913
Parent Company
Assets
Cash	637	135
Securities available for sale	684	628
Other assets	29	27
Investment in ChoiceOne Bank	60,354	59,810
Total Assets	61,704	60,600
Liabilities
Mandatory redeemable shares under ESOP, at fair value	91	77
Other liabilities	55	17
Total liabilities	146	94
Total shareholders' equity	61,558	60,506
Total liabilities and shareholders' equity	$ 61,704	$ 60,600